ASSETS AND LIABILITIES (Details 4) - USD ($)	Sep. 30, 2016	Dec. 31, 2015	Dec. 31, 2014
Assets Details
Remainder of 2016	$ 178,000
2017	712,000
2018	712,000
2019	712,000
2020	712,000
2021	609,000
Thereafter	1,767,000
Total	$ 5,402,000	$ 5,300,859	$ 1,055,372